SCHEDULE IV — REINSURANCE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross Amount	$ 4,921	$ 4,977	$ 4,733
Ceded to Other Companies	2,429	2,248	1,807
Assumed from Other Companies	13,067	12,458	10,518
Net Amount	15,560	15,187	13,443
Total property and liability insurance premiums earned
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross Amount	4,921	4,977	4,733
Ceded to Other Companies	2,429	2,248	1,807
Assumed from Other Companies	13,067	12,458	10,518
Net Amount	$ 15,560	$ 15,187	$ 13,443
Assumed to Net	84.00%	82.00%	78.20%